Quarterly Report
November 30, 2023
MFS®  Core Equity Fund
RGI-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.7%
Boeing Co. (a)	142,179	$32,932,922
General Dynamics Corp.	82,094	20,274,755
Honeywell International, Inc.	222,519	43,595,922
Howmet Aerospace, Inc.	282,981	14,884,801
Leidos Holdings, Inc.	429,769	46,122,809
RTX Corp.	71,448	5,821,583
		$163,632,792
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	54,008	$12,988,384
Apparel Manufacturers – 0.7%
Deckers Outdoor Corp. (a)	13,122	$8,712,614
NIKE, Inc., “B”	225,717	24,889,814
VF Corp.	389,304	6,513,056
		$40,115,484
Automotive – 0.3%
Aptiv PLC (a)	162,540	$13,464,813
Rivian Automotive, Inc., “A” (a)(l)	239,926	4,021,160
		$17,485,973
Broadcasting – 0.8%
Omnicom Group, Inc.	127,683	$10,295,080
Walt Disney Co.	428,621	39,728,881
		$50,023,961
Brokerage & Asset Managers – 1.9%
Cboe Global Markets, Inc.	41,040	$7,477,078
Charles Schwab Corp.	378,171	23,189,446
CME Group, Inc.	114,002	24,893,477
Invesco Ltd.	1,292,142	18,438,866
KKR & Co., Inc.	424,112	32,164,654
Raymond James Financial, Inc.	115,704	12,166,275
		$118,329,796
Business Services – 3.6%
Accenture PLC, “A”	36,389	$12,122,631
Fidelity National Information Services, Inc.	186,541	10,938,764
Fiserv, Inc. (a)	138,398	18,076,163
Insperity, Inc.	247,976	28,207,270
Morningstar, Inc.	130,038	36,847,568
TransUnion	516,461	30,326,590
TriNet Group, Inc. (a)	259,932	30,133,917
Tyler Technologies, Inc. (a)	50,991	20,847,160
Verisk Analytics, Inc., “A”	90,025	21,734,736
WNS (Holdings) Ltd., ADR (a)	237,304	14,114,842
		$223,349,641
Cable TV – 0.4%
Cable One, Inc.	48,912	$26,025,097
Chemicals – 0.5%
Eastman Chemical Co.	287,479	$24,099,364
Element Solutions, Inc.	327,605	6,866,601
		$30,965,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 11.6%
Autodesk, Inc. (a)	101,354	$22,138,754
Cadence Design Systems, Inc. (a)	189,182	51,697,765
Check Point Software Technologies Ltd. (a)	64,830	9,465,180
Datadog, Inc., “A” (a)	163,402	19,047,771
Dun & Bradstreet Holdings, Inc.	6,301,263	66,730,375
Flywire Corp. (a)	349,223	8,136,896
Microsoft Corp. (s)	1,244,605	471,593,281
Salesforce, Inc. (a)	261,664	65,913,162
		$714,723,184
Computer Software - Systems – 6.6%
Apple, Inc. (s)	1,372,233	$260,655,658
Block, Inc., “A” (a)	163,436	10,366,746
HubSpot, Inc. (a)	27,827	13,744,590
Rapid7, Inc. (a)	353,087	19,119,661
Seagate Technology Holdings PLC	456,479	36,107,489
ServiceNow, Inc. (a)	81,605	55,959,813
Zebra Technologies Corp., “A” (a)	44,488	10,542,766
		$406,496,723
Construction – 1.5%
AvalonBay Communities, Inc., REIT	40,113	$6,937,142
AZEK Co., Inc. (a)	388,814	13,410,195
Masco Corp.	314,508	19,043,460
Sherwin-Williams Co.	69,050	19,251,140
Summit Materials, Inc., “A” (a)	649,538	22,532,473
Vulcan Materials Co.	57,257	12,227,805
		$93,402,215
Consumer Products – 1.6%
Colgate-Palmolive Co.	301,564	$23,754,196
e.l.f. Beauty, Inc. (a)	60,349	7,126,613
International Flavors & Fragrances, Inc.	160,811	12,121,933
Kenvue, Inc.	1,386,843	28,347,071
Procter & Gamble Co.	165,863	25,463,288
		$96,813,101
Consumer Services – 0.6%
Booking Holdings, Inc. (a)	8,390	$26,224,623
Grand Canyon Education, Inc. (a)	70,155	9,591,592
		$35,816,215
Containers – 0.2%
Crown Holdings, Inc.	112,915	$9,711,819
Electrical Equipment – 1.6%
AMETEK, Inc.	173,591	$26,946,531
Amphenol Corp., “A”	184,771	16,812,314
Emerson Electric Co.	109,678	9,750,374
Johnson Controls International PLC	339,461	17,923,541
nVent Electric PLC	199,213	10,608,092
Sensata Technologies Holding PLC	307,926	10,010,674
TE Connectivity Ltd.	59,925	7,850,175
		$99,901,701
Electronics – 6.5%
Analog Devices, Inc.	254,113	$46,599,242
Applied Materials, Inc.	296,429	44,399,135
Broadcom, Inc.	98,076	90,791,895

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Lam Research Corp.	75,536	$54,077,733
Marvell Technology, Inc.	655,234	36,516,191
Monolithic Power Systems, Inc.	33,233	18,235,612
NVIDIA Corp.	161,711	75,632,235
NXP Semiconductors N.V.	159,697	32,590,964
		$398,843,007
Energy - Independent – 1.5%
ConocoPhillips	354,649	$40,986,785
Diamondback Energy, Inc.	87,922	13,576,036
Hess Corp.	93,603	13,156,838
Phillips 66	121,176	15,618,375
Valero Energy Corp.	95,429	11,962,979
		$95,301,013
Energy - Integrated – 1.7%
Exxon Mobil Corp. (s)	1,007,085	$103,467,913
Energy - Renewables – 0.1%
Enphase Energy, Inc. (a)	50,533	$5,104,844
Engineering - Construction – 0.7%
APi Group, Inc. (a)	641,003	$19,454,441
Jacobs Solutions, Inc.	181,296	23,057,225
		$42,511,666
Entertainment – 0.4%
Spotify Technology S.A. (a)	106,170	$19,653,129
Vivid Seats, Inc., “A” (a)	843,861	6,978,730
		$26,631,859
Food & Beverages – 2.1%
Archer Daniels Midland Co.	199,896	$14,738,332
Coca-Cola Co.	159,216	9,304,583
Coca-Cola Europacific Partners PLC	214,606	13,013,708
Mondelez International, Inc.	561,727	39,916,321
PepsiCo, Inc.	313,453	52,751,005
		$129,723,949
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	1,018,618	$31,251,200
Gaming & Lodging – 0.6%
International Game Technology PLC	409,646	$10,949,838
Las Vegas Sands Corp.	80,503	3,712,798
Marriott International, Inc., “A”	101,237	20,520,740
		$35,183,376
General Merchandise – 0.6%
Dollar General Corp.	169,731	$22,255,129
Dollar Tree, Inc. (a)	142,331	17,590,688
		$39,845,817
Health Maintenance Organizations – 1.1%
Cigna Group	252,054	$66,259,955

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.9%
Aon PLC	174,218	$57,228,871
Arthur J. Gallagher & Co.	163,161	40,627,089
Assurant, Inc.	66,637	11,196,349
Chubb Ltd.	204,274	46,866,584
Hartford Financial Services Group, Inc.	235,901	18,438,022
MetLife, Inc.	242,600	15,436,638
Reinsurance Group of America, Inc.	73,967	12,061,059
Voya Financial, Inc.	218,221	15,604,984
Willis Towers Watson PLC	88,418	21,777,353
		$239,236,949
Internet – 5.8%
Alphabet, Inc., “A” (a)(s)	1,617,610	$214,381,853
Gartner, Inc. (a)	53,034	23,061,305
Meta Platforms, Inc., “A” (a)	358,375	117,242,381
		$354,685,539
Leisure & Toys – 0.9%
Electronic Arts, Inc.	200,681	$27,695,985
Hasbro, Inc.	142,569	6,616,627
Take-Two Interactive Software, Inc. (a)	126,349	19,988,412
		$54,301,024
Machinery & Tools – 2.2%
AGCO Corp.	150,636	$17,101,705
Eaton Corp. PLC	210,207	47,862,032
Flowserve Corp.	161,448	6,177,001
Ingersoll Rand, Inc.	230,272	16,448,329
PACCAR, Inc.	190,003	17,446,075
Regal Rexnord Corp.	84,404	10,111,599
Wabtec Corp.	183,823	21,426,409
		$136,573,150
Major Banks – 3.1%
JPMorgan Chase & Co.	599,047	$93,499,256
Morgan Stanley	379,127	30,079,936
PNC Financial Services Group, Inc.	220,696	29,564,436
Regions Financial Corp.	584,037	9,741,737
Wells Fargo & Co.	664,144	29,614,181
		$192,499,546
Medical & Health Technology & Services – 1.7%
Encompass Health Corp.	298,119	$19,428,415
ICON PLC (a)	86,007	22,958,709
McKesson Corp.	88,879	41,822,902
Veeva Systems, Inc. (a)	120,213	20,954,328
		$105,164,354
Medical Equipment – 3.9%
Agilent Technologies, Inc.	178,881	$22,860,992
Becton, Dickinson and Co.	193,372	45,670,599
Boston Scientific Corp. (a)	934,373	52,222,107
Maravai Lifesciences Holdings, Inc., “A” (a)	1,004,919	5,125,087
Masimo Corp. (a)	127,190	11,925,334
Medtronic PLC	682,244	54,081,482
QuidelOrtho Corp. (a)	199,327	13,699,745
STERIS PLC	162,430	32,638,684
		$238,224,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.3%
Southwest Gas Holdings, Inc.	316,045	$18,681,420
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	84,104	$15,319,544
Targa Resources Corp.	127,840	11,563,128
		$26,882,672
Network & Telecom – 0.3%
Motorola Solutions, Inc.	63,652	$20,551,321
Oil Services – 0.4%
Schlumberger Ltd.	324,732	$16,899,053
TechnipFMC PLC (a)	463,292	9,599,410
		$26,498,463
Other Banks & Diversified Financials – 3.4%
American Express Co.	143,385	$24,485,856
First Interstate BancSystem, Inc.	252,335	6,532,953
M&T Bank Corp.	139,593	17,891,635
Moody's Corp.	74,948	27,353,022
Northern Trust Corp.	123,590	9,794,507
Pacific Premier Bancorp, Inc.	185,126	4,169,038
United Community Bank, Inc.	236,863	5,838,673
Visa, Inc., “A”	438,257	112,491,807
		$208,557,491
Pharmaceuticals – 5.9%
AbbVie, Inc.	487,995	$69,485,608
Eli Lilly & Co.	142,640	84,305,946
Johnson & Johnson	476,743	73,733,072
Pfizer, Inc.	1,816,436	55,346,805
Vertex Pharmaceuticals, Inc. (a)	134,494	47,719,816
Zoetis, Inc.	204,250	36,084,848
		$366,676,095
Pollution Control – 0.5%
GFL Environmental, Inc.	1,063,233	$30,514,787
Railroad & Shipping – 1.0%
Canadian Pacific Kansas City Ltd.	385,803	$27,777,816
Union Pacific Corp.	159,832	36,005,355
		$63,783,171
Real Estate – 1.2%
Broadstone Net Lease, Inc., REIT	744,650	$11,914,400
Empire State Realty Trust, REIT, “A”	1,021,004	9,148,196
Extra Space Storage, Inc., REIT	91,598	11,923,312
Jones Lang LaSalle, Inc. (a)	46,676	7,259,051
Prologis, Inc., REIT	51,475	5,916,022
Sun Communities, Inc., REIT	95,791	12,389,608
W.P. Carey, Inc., REIT	225,810	14,054,414
		$72,605,003
Restaurants – 1.5%
Starbucks Corp.	717,329	$71,230,770
Wendy's Co.	1,013,284	18,999,075
		$90,229,845

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	76,200	$20,615,910
Chemours Co.	636,038	17,446,522
Corteva, Inc.	289,219	13,072,699
DuPont de Nemours, Inc.	239,977	17,167,955
Linde PLC	71,619	29,633,794
Tronox Holdings PLC	478,550	6,101,512
		$104,038,392
Specialty Stores – 6.2%
Amazon.com, Inc. (a)(s)	1,557,474	$227,531,377
Burlington Stores, Inc. (a)	61,400	10,412,826
Home Depot, Inc.	247,488	77,585,013
Ross Stores, Inc.	201,911	26,325,156
Target Corp.	320,306	42,860,146
		$384,714,518
Telecommunications - Wireless – 1.5%
Liberty Broadband Corp. (a)	333,207	$27,696,166
SBA Communications Corp., REIT	117,372	28,986,189
T-Mobile USA, Inc.	256,645	38,612,240
		$95,294,595
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	1,630,130	$3,749,299
Tobacco – 0.4%
Philip Morris International, Inc.	295,793	$27,615,234
Trucking – 0.3%
Saia, Inc. (a)	52,344	$20,434,574
Utilities - Electric Power – 2.0%
Constellation Energy	97,288	$11,775,739
Dominion Energy, Inc.	107,076	4,854,826
Duke Energy Corp.	178,713	16,491,636
Exelon Corp.	291,860	11,239,528
NextEra Energy, Inc.	418,927	24,511,419
PG&E Corp.	1,902,168	32,660,224
Xcel Energy, Inc.	334,171	20,330,964
		$121,864,336
Total Common Stocks		$6,117,282,458
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.46% (v)	48,933,666	$48,938,559
Securities Sold Short – (0.1)%
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(44,300)	$(5,195,504)

Other Assets, Less Liabilities – 0.1%		8,763,499
Net Assets – 100.0%		$6,169,789,012
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $48,938,559 and $6,117,282,458, respectively.

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At November 30, 2023, the fund had liquid securities with an aggregate value of $18,119,246 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,117,282,458	$—	$—	$6,117,282,458
Mutual Funds	48,938,559	—	—	48,938,559
Total	$6,166,221,017	$—	$—	$6,166,221,017
Securities Sold Short	$(5,195,504)	$—	$—	$(5,195,504)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2023, the value of securities loaned was $3,619,037. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $3,817,986.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,189,690	$143,711,958	$149,962,029	$2,975	$(4,035)	$48,938,559
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$603,374	$—